Note 2 - Summary of Significant Accounting Policies (Details Textual) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	15,402,915	14,346,415	15,442,915	3,778,931
Maximum [Member]
Property, Plant and Equipment, Useful Life (Year)			5 years